Common Stock Purchase Warrants (Details Narrative)	9 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021	Sep. 11, 2023 $ / shares shares	Sep. 08, 2023 $ / shares
Warrant exercise price | $ / shares					$ 0.002
Warrants exercisable, description		warrants are exercisable from December 10, 2021 through December 10, 2026.
Expected life	5 years 10 months 24 days	5 years 11 months 23 days	6 years 3 months
Number of warrants	1,388,879	250,000
Issuance Date Fair Value Total | $	$ 38,018,839	$ 23,822,907
Warrants measurement input	1.27%	1.126%	1.134%
Series A Warrant [Member]
Purchase of warrants shares	346,261
Expected life	5 years
Number of warrants				86,000
Series B Warrant [Member]
Purchase of warrants shares	173,131
Warrant exercise price | $ / shares	$ 11.55			$ 0.0002
Expected life	2 years
Number of warrants	260,261
Pre-funded Warrants [Member]
Number of warrants	260,260
Issuance Date Fair Value Total | $	$ 3,006,008
Placement Agent Warrants [Member]
Warrant exercise price | $ / shares	$ 11.55
Expected life	5 years
Number of warrants	17,313
IPO [Member]
Purchase of warrants shares		10,417
Warrant exercise price | $ / shares		$ 150.00
Warrants exercisable, description		warrants are exercisable from June 7, 2022 through December 10, 2026.
Warrant [Member]
Purchase of warrants shares	346,261	239,583
Warrant exercise price | $ / shares		$ 120.00
Warrant [Member] | Series A Warrant [Member]
Warrants measurement input	129.00%
Warrant [Member] | Series B Warrant [Member]
Warrants measurement input	132.00%
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants measurement input		0.0082
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member] | Series A Warrant [Member]
Warrants measurement input	0.045
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member] | Series B Warrant [Member]
Warrants measurement input	0.053
Warrant [Member] | Measurement Input, Expected Term [Member]
Expected life		5 years
Warrant [Member] | Measurement Input, Price Volatility [Member]
Warrants measurement input		1.24
Warrant [Member] | IPO [Member]
Purchase of warrants shares		208,333
Warrant exercise price | $ / shares		$ 120.00
Warrant [Member] | Over-Allotment Option [Member]
Purchase of warrants shares		31,250
Warrant exercise price | $ / shares		$ 0.001